Equity Incentive Plans, Stock-Based Compensation, Exercise of Options and Warrants Outstanding (Details 6) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Stock options [Member]
Number of Outstanding, Beginning Balance	41,643,571	40,655,245
Granted	1,195,826	1,175,826
Expired	(19,260,424)	(187,500)
Number of Outstanding, Ending Balance	22,669,883	41,643,571
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance	$ 0.22	$ 0.22
Granted	0.31	0.72
Exercised	0.11
Expired	0.21	3.2
Weighted Average Exercise Price, Ending Balance	$ 0.24	$ 0.22
Weighted Average Remaining Contractual Life (Years)
Weighted average remaining contractual life (Years), Outstanding, Beginning Balance		3 years 7 months 10 days
Weighted average remaining contractual life (Years), Outstanding, Ending Balance	2 years 4 months 28 days	2 years 4 months 28 days
Aggregate Intrinsic Value
Aggregate intrinsic value, Beginning Balance	$ 17,523,113	$ 31,662,730
Aggregate intrinsic value, Ending Balance	$ 1,340,000	$ 17,523,113
Warrant [Member]
Exercised
Series B preferred stock warrants [Member]
Number of Outstanding, Beginning Balance
Granted	10,500
Expired
Number of Outstanding, Ending Balance	7,720
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance
Granted	982.5
Exercised	982.5
Expired
Weighted Average Exercise Price, Ending Balance	$ 985.5
Weighted Average Remaining Contractual Life (Years)
Weighted average remaining contractual life (Years), Outstanding, Beginning Balance
Weighted average remaining contractual life (Years), Outstanding, Ending Balance	1 year 2 months 16 days
Aggregate Intrinsic Value
Aggregate intrinsic value, Beginning Balance
Aggregate intrinsic value, Ending Balance	$ 752,700
Common Stock Warrants [Member]
Number of Outstanding, Beginning Balance	8,000,000
Extended
Granted		8,000,000
Exercised
Expired
Number of Outstanding, Ending Balance	8,000,000	8,000,000
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance	$ 0.38	$ 0.38
Extended
Granted
Exercised
Expired
Weighted Average Exercise Price, Ending Balance	$ 0.38	$ 0.38
Weighted Average Remaining Contractual Life (Years)
Weighted average remaining contractual life (Years), Outstanding, Beginning Balance	5 years
Granted		5 years
Weighted average remaining contractual life (Years), Outstanding, Ending Balance	4 years	5 years
Aggregate Intrinsic Value
Aggregate intrinsic value, Beginning Balance
Aggregate intrinsic value, Ending Balance